Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment consists of the following:

	As of,
	September 30, 2025	December 31, 2024
	(Unaudited)
Production equipment	$1,725,783	$1,905,670
Electronic equipment	42,024	44,539
Office furniture	90,157	73,494
Motor vehicles	23,891	23,891
Research and development equipment	123,135	107,660
Leasehold improvement	261,269	192,869
Construction in progress	129,510	—
	2,395,769	2,348,123
Less: accumulated depreciation	(1,162,687)	(709,668)
Less: impairment loss	—	(87,392)
Property, plant and equipment, net	$1,233,082	$1,551,063

Property, plant and equipment consists of the following:

	As of December 31,
	2024	2023
Production equipment	$1,905,670	$833,675
Electronic equipment	44,539	20,468
Office furniture	73,494	21,500
Motor vehicles	23,891	—
Research and development equipment	107,660	—
Leasehold improvement	192,869	125,727
	2,348,123	1,001,370
Less: accumulated depreciation	(709,668)	(214,838)
Less: impairment loss	(87,392)	—
Property, plant and equipment, net	$1,551,063	$786,532